UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET MONEY MARKET FUND

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

FORM N-Q

MAY 31, 2011

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Bank Notes - 1.6%
Bank of America N.A.	0.543%	6/22/11	$50,000,000	$50,000,000	(a)

Certificates of Deposit - 28.5%
Bank of Montreal	0.150%	6/2/11	42,150,000	42,150,000
Bank of Montreal	0.110%	6/7/11	30,000,000	30,000,000
Bank of Nova Scotia	0.210%	7/11/11	15,000,000	15,000,249
Bank of Nova Scotia	0.200%	8/5/11	13,000,000	13,000,000
Bank of Nova Scotia	0.270%	10/7/11	24,150,000	24,151,713
Bank of Nova Scotia	0.510%	6/11/12	25,000,000	25,049,273	(a)
Bank of Tokyo Mitsubishi	0.280%	8/10/11	55,000,000	55,000,000
Barclays Bank PLC	0.570%	7/18/11	80,000,000	80,000,000
Barclays Bank PLC	0.580%	7/29/11	14,000,000	14,000,000
BNP Paribas NY Branch	0.759%	6/22/11	100,000,000	100,000,000	(a)
Canadian Imperial Bank	0.411%	7/1/11	115,000,000	115,000,000	(a)
Credit Agricole Corporate and Investment Bank	0.470%	11/1/11	50,000,000	50,010,594
Deutsche Bank AG NY	0.240%	8/22/11	25,000,000	25,001,705
Deutsche Bank AG NY	0.230%	9/16/11	23,000,000	23,000,683
Lloyds Bank PLC	0.310%	8/11/11	55,000,000	55,002,163
Lloyds TSB Bank PLC	0.520%	12/28/11	9,000,000	9,002,086
Natixis Banques Populaires U.S.	0.400%	7/5/11	40,000,000	40,001,509
Rabobank Nederland NY	0.280%	9/7/11	24,750,000	24,752,690
Rabobank Nederland NY	0.320%	10/7/11	25,000,000	25,008,874
Skandinaviska Enskilda Banken AB	0.420%	11/9/11	23,685,000	23,685,000
Societe Generale NY	0.380%	11/7/11	43,998,000	43,998,000
Svenska Handelsbanken AB	0.335%	9/28/11	25,000,000	25,009,487
Toronto Dominion Bank NY	0.280%	11/8/11	29,000,000	29,007,715
Toronto Dominion Bank NY	0.235%	11/10/11	25,000,000	25,000,000

Total Certificates of Deposit				911,831,741

Commercial Paper - 23.9%
Abbot Laboratories	0.090%	6/13/11	3,985,000	3,984,880	(b)
Automatic Data Processing Inc.	0.090%	6/1/11	74,700,000	74,700,000	(b)
Banco Bilbao Vizcaya	0.300%	6/9/11	350,000	349,977	(b)
Banco Bilbao Vizcaya	0.330%	6/9/11	30,000,000	29,997,800	(b)
Caisse D’Amortissement de la Dette Sociale	0.200%	8/5/11	10,000,000	9,996,389	(b)
Caisse D’Amortissement de la Dette Sociale	0.270%	10/14/11	33,905,000	33,870,671	(b)
Commerzbank U.S. Finance	0.421%	10/26/11	10,000,000	9,982,850	(b)
Commerzbank U.S. Finance Inc.	0.245%	8/15/11	12,000,000	11,993,875	(b)
Commerzbank U.S. Finance Inc.	0.260%	8/24/11	25,000,000	24,984,833	(b)
Credit Agricole North America Inc.	0.491%	9/23/11	10,000,000	9,984,483	(b)
Credit Suisse NY	0.210%	7/27/11	55,000,000	54,982,034	(b)
DnB NOR Bank ASA	0.120%	6/1/11	19,000,000	19,000,000	(b)
DnB NOR Bank ASA	0.270%	10/28/11	30,700,000	30,665,693	(b)
General Electric Capital Corp.	0.100%	6/1/11	50,000,000	50,000,000	(b)
ING U.S. Funding LLC	0.250%	7/1/11	39,250,000	39,241,823	(b)
Intesa Funding LLC	0.365%	8/12/11	30,000,000	29,978,100	(b)
Natixis U.S. Finance Co., LLC	0.260%	8/19/11	17,000,000	16,990,301	(b)
Nestle Capital Corp.	0.120%	6/1/11	19,067,000	19,067,000	(b)
Nordea North America Inc.	0.285%	10/28/11	10,000,000	9,988,204	(b)
Novartis Finance Corp.	0.090%	6/2/11	25,450,000	25,449,936	(b)
Procter & Gamble Co.	0.110%	6/27/11	6,000,000	5,999,523	(b)
RBS Financial NV	0.481%	11/3/11	50,000,000	49,896,667	(b)
Reckitt Benckiser Treasury	0.401%	11/18/11	25,000,000	24,952,778	(b)
Santander	0.310%	6/8/11	25,000,000	24,998,493	(b)
Santander Commercial Paper SA	0.480%	6/10/11	1,300,000	1,299,844	(b)(c)
Svenska Handelsbanken Inc.	0.280%	11/9/11	25,000,000	24,968,695	(b)
Swedbank	0.371%	10/17/11	50,000,000	49,929,083	(b)
Target Corp.	0.100%	6/1/11	25,749,000	25,749,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Westpac Banking Corp.	0.240%	9/15/11	$29,200,000	$29,179,365	(b)(c)
Westpac Banking Corp.	0.280%	11/2/11	25,000,000	24,970,056	(b)(c)

Total Commercial Paper				767,152,353

Corporate Bonds & Notes - 8.9%
Commonwealth Bank of Australia	0.344%	3/26/12	100,000,000	100,000,000	(a)(c)
JPMorgan Chase Bank N.A.	0.235%	3/21/12	95,000,000	95,000,000	(a)
National Australia Bank	0.270%	8/19/11	50,000,000	50,000,000	(a)(c)
Nordea Bank AB	0.361%	3/16/12	40,000,000	40,000,000	(a)(c)

Total Corporate Bonds & Notes				285,000,000

Supranationals/Sovereigns - 1.6%
European Investment Bank	0.250%	6/29/11	50,000,000	49,990,278	(b)

Time Deposits - 15.9%
Commerzbank AG Grand Cayman	0.120%	6/1/11	50,000,000	50,000,000	(a)
Credit Agricole	0.120%	6/1/11	37,000,000	37,000,000	(a)
DnB NOR Bank ASA	0.110%	6/1/11	49,700,000	49,700,000
Lloyds Bank PLC	0.110%	6/1/11	40,900,000	40,900,000
National Australia Bank	0.110%	6/1/11	50,000,000	50,000,000
National Bank of Canada	0.100%	6/1/11	82,570,000	82,570,000
Natixis	0.120%	6/1/11	45,000,000	45,000,000
Royal Bank of Scotland Cayman	0.110%	6/1/11	50,000,000	50,000,000
Societe Generale Grand Cayman	0.110%	6/1/11	55,000,000	55,000,000
Svenska Handelsbanken Grand Cayman	0.110%	6/1/11	50,000,000	50,000,000

Total Time Deposits				510,170,000

U.S. Government Agencies - 10.2%
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	50,000,000	49,999,446	(a)
Federal Home Loan Bank (FHLB), Notes	0.102%	7/11/11	78,600,000	78,595,613	(a)
Federal Home Loan Bank (FHLB), Notes	0.101%	7/20/11	50,000,000	49,997,951	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.100%	1/25/12	100,000,000	99,940,718	(a)
Federal National Mortgage Association (FNMA), Notes	0.157%	9/19/11	50,000,000	49,993,989	(a)

Total U.S. Government Agencies				328,527,717

Repurchase Agreements - 9.4%
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/11; Proceeds at maturity - $300,000,917; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/21; Market value - $306,000,074)	0.110%	6/1/11	300,000,000	300,000,000

TOTAL INVESTMENTS - 100.0% (Cost - $3,202,672,089#)				3,202,672,089
Liabilities in Excess of Other Assets - 0.0%				(990,905)

TOTAL NET ASSETS - 100.0%				$3,201,681,184

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedules of investments (unaudited) (Cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 103.2%
U.S. Government Agencies - 65.8%
Federal Farm Credit Bank (FFCB), Bonds	0.210%	5/18/12	$50,000,000	$49,990,256	(a)
Federal Farm Credit Bank (FFCB), Bonds	0.250%	7/23/12	25,000,000	25,008,676	(a)
Federal Farm Credit Bank (FFCB), Discount Notes	0.170%	6/3/11	50,000,000	49,999,528	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	6/15/11	15,000,000	14,998,775	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.210%	6/16/11	15,000,000	14,998,688	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	6/20/11	25,000,000	24,997,097	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.220%	6/23/11	5,000,000	4,999,328	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.040%	7/13/11	40,000,000	39,998,133	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.200%	8/5/11	65,000,000	64,976,528	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	9/6/11	25,000,000	24,989,222	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.160%	9/7/11	25,000,000	24,989,111	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.130%	10/25/11	25,000,000	24,986,819	(b)
Federal Farm Credit Bank (FFCB), Discount Notes	0.291%	11/15/11	25,000,000	24,966,368	(b)
Federal Farm Credit Bank (FFCB), Notes	0.206%	10/7/11	25,000,000	25,000,000	(a)
Federal Farm Credit Bank (FFCB), Notes	0.230%	11/4/11	37,000,000	36,992,873	(a)
Federal Farm Credit Bank (FFCB), Notes	0.500%	5/2/12	20,000,000	20,053,124	(a)
Federal Home Loan Bank (FHLB), Notes	0.154%	10/27/11	39,000,000	38,993,119	(a)
Federal Home Loan Bank (FHLB), Discount Notes	0.010%	6/1/11	12,684,000	12,684,000	(b)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/7/11	25,000,000	24,999,917	(a)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	30,000,000	29,999,668	(a)
Federal Home Loan Bank (FHLB), Notes	0.095%	7/20/11	35,000,000	34,998,565	(a)
Federal Home Loan Bank (FHLB), Notes	0.163%	9/26/11	30,000,000	29,992,224	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	12/2/11	50,000,000	49,974,444	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.200 - 0.210%	6/1/11	104,024,000	104,024,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	6/22/11	100,000,000	99,993,000	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.065%	7/7/11	50,000,000	49,996,750	(b)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/20/11	50,000,000	49,970,625	(b)
Federal National Mortgage Association (FNMA), Notes	0.174%	9/19/11	40,000,000	39,995,191	(a)

Total U.S. Government Agencies				1,037,566,029

U.S. Treasury Notes - 2.6%
U.S. Treasury Notes	1.125%	6/30/11	25,000,000	25,017,717
U.S. Treasury Notes	4.500%	4/30/12	15,000,000	15,587,268

Total U.S. Treasury Notes				40,604,985

U.S. Treasury Bills - 17.8%
U.S. Treasury Bills	0.210%	6/2/11	30,000,000	29,999,825	(b)
U.S. Treasury Bills	0.165%	9/29/11	200,000,000	199,890,000	(b)
U.S. Treasury Bills	0.115%	12/1/11	50,000,000	49,970,930	(b)

Total U.S. Treasury Bills				279,860,755

Repurchase Agreements - 17.0%
Barclays Capital Inc., tri-party repurchase agreement dated 5/31/11; Proceeds at maturity - $150,000,458; (Fully collateralized by U.S. government obligations, 2.625% due 8/15/20; Market value - $153,000,055)	0.110%	6/1/11	150,000,000	150,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 5/31/11; Proceeds at maturity - $117,368,359; (Fully collateralized by various U.S. government agency obligations, 4.125% to 4.875% due 12/21/12 to 11/15/13; Market value - $119,715,897)	0.110%	6/1/11	117,368,000	117,368,000

Total Repurchase Agreements				267,368,000

See Notes to Schedule of Investments.

WESTERN ASSET GOVERNMENT MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TOTAL INVESTMENTS - 103.2% (Cost - $1,625,399,769#)				$1,625,399,769
Liabilities in Excess of Other Assets - (3.2)%				(50,120,966)

TOTAL NET ASSETS - 100.0%				$1,575,278,803

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

On July 14, 2010, the Board of Trustees of the Money Market Fund (the “Fund”) has approved a plan to liquidate and terminate the Fund. The plan of liquidation provides that the Fund will cease its business, liquidate its assets and distribute its liquidation proceeds to all shareholders of record of the Fund. Final liquidation will occur no later than June 30, 2012 and will be coordinated to coincide with the launch of alternate investment products for cash sweep clients and customers of Morgan Stanley Smith Barney, for which the Fund currently serves as a sweep vehicle. The liquidation of the Fund will occur in multiple stages, which commenced with the liquidation of Class I shares on August 27, 2010 (the “Class I Liquidation”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$3,202,672,089	—	$3,202,672,089

†	See Schedules of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Government Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,625,399,769	—	$1,625,399,769

†	See Schedules of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, neither the Money Market Fund nor the Government Money Market Fund invested in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2011

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	July 26, 2011